Debt (Details Textual)						1 Months Ended		6 Months Ended		12 Months Ended
	May. 05, 2015 USD ($) shares	May. 01, 2015 USD ($)	Jan. 13, 2015 USD ($) Amended shares	Jan. 08, 2015 USD ($) $ / shares shares	Jan. 31, 2014 USD ($)	Apr. 30, 2014 USD ($)	Jan. 20, 2014 USD ($)	Jun. 30, 2015 USD ($) shares	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) shares	Dec. 31, 2010 USD ($)	Jan. 05, 2015	Dec. 22, 2014 USD ($)
Short-term Debt [Line Items]
Term loan with a third party financial institution								$ 124,000		$ 124,000
Line of credit, outstanding balance										$ 84,700	$ 109,490
Interest rate								4.50%		4.50%
Term loan from third party financial institution										$ 200,000
Amortization of debt discount								$ 293,856	$ 59,774	$ 263,166
Amount of convertible debt					$ 25,000
Common stock issued to note holder, shares | shares										50,000
Common stock issued, shares | shares										5,000	51,657
Common stock issued, Value										$ 34,580
Outstanding balance											$ 16,000
Legal cost										44,310
Revolving Credit Facility [Member]
Short-term Debt [Line Items]
Line of credit, outstanding balance								$ 16,176
Interest rate													0.15%
Description of debt instrument		The note is subject to a 15% annual interest rate and has a term of 120 days.
Revolving note issued for inventory financing		$ 30,000
Conic Systems Inc [Member]
Short-term Debt [Line Items]
Interest rate												4.85%
Maturity date												Dec. 31, 2015
Due to related parties											16,000	$ 56,000
Outstanding balance										$ 0	3,318
Convertible Debt [Member]
Short-term Debt [Line Items]
Interest rate										12.00%
Term loan from third party financial institution				$ 109,000						$ 20,000
Maturity date								Apr. 29, 2015
Debt instrument, Peroid				1 year						1 year
Interest Payable			$ 100,000	$ 6,000
Debt instrument, convertible embedded conversion feature			88,419
Amount of convertible debt										$ 100,000
Convertible debt, Description				Conversion price equal to the lower of $0.50 or 80% of the share price that will be used by the Company in its next share issuance.						The conversion price is equivalent to 70% of the lowest daily VWAP (volume weighted average price) during the 10-day trading period immediately prior to conversion.
Deferred finance fees			$ 34,878	$ 9,000
Common stock issued, shares | shares			25,000
Warrants issued | shares				21,800
Exercise price | $ / shares				$ 0.63
Warrants term				2 years
Original issue discount amount				$ 95,322
Number of amended | Amended			2
Debt conversion, converted instrument amount	$ 10,000
Debt conversion, debt converted into shares | shares	57,143
Loss on debt extinguishment upon conversion	$ 9,047		$ 8,750
Convertible Debt [Member] | Maximum [Member]
Short-term Debt [Line Items]
Interest rate			0.15%
Common stock issued, shares | shares								50,000
Convertible Debt [Member] | Minimum [Member]
Short-term Debt [Line Items]
Interest rate			0.12%
Common stock issued, shares | shares								25,000
Convertible Debt [Member] | Share Exchange Agreement [Member]
Short-term Debt [Line Items]
Interest rate										12.00%
Debt instrument, Peroid										1 year
Interest Payable										$ 7,500
Description of debt instrument										Beginning on October 29, 2014 and on each of the following 5 successive months thereafter, the Company is obligated to pay 1/6th of the face amount of the note and accrued interest. All overdue accrued and unpaid interest is subject to a late fee at an interest rate equal to the lesser of 18% per annum or the maximum rate permitted by applicable law. The Company may prepay the note for the sum of the then outstanding principal amount of the convertible note and guaranteed interest multiplied by 125%. The note includes a reset provision in the conversion price in the event the Company subsequently sells shares at a price lower than $0.30.
Debt instrument, convertible embedded conversion feature										$ 341,987
Conversion price | $ / shares										$ 0.30
Amortization of debt discount										$ 10,000
Forbearance penalty										$ 50,000
Convertible Debt [Member] | Public Offering [Member]
Short-term Debt [Line Items]
Common stock issued to note holder, shares | shares										25,000
Common stock issued to note holder, value										$ 24,421
Deferred finance fees										$ 12,000
Common stock issued, shares | shares										2,500
Common stock issued, Value										$ 3,250
Convertible Debt One [Member]
Short-term Debt [Line Items]
Interest rate										8.00%
Debt instrument, Peroid										1 year
Amortization of debt discount										$ 23,000
Amount of convertible debt										$ 93,000
Convertible debt, Description										The conversion price is equivalent to 70% of the averages of the lowest five (5) closing bid prices during the 10 day trading period immediately prior to conversion. In the event of default, the Company is obligated to pay 150% of the sum of the then due outstanding principal plus any unpaid and outstanding interest.
Convertible Debt Two [Member]
Short-term Debt [Line Items]
Interest rate														15.00%
Amount of convertible debt														$ 50,000
Convertible debt, Description										The conversion price is equivalent to 70% of the lowest daily VWAP (volume weighted average price) during the 10 day trading period immediately prior to conversion.
Convertible Debt Two [Member] | Public Offering [Member]
Short-term Debt [Line Items]
Common stock issued to note holder, shares | shares										25,000
Common stock issued to note holder, value										$ 10,159
Deferred finance fees										$ 6,000
Common stock issued, shares | shares										2,500
Common stock issued, Value										$ 1,275
Line of Credit [Member]
Short-term Debt [Line Items]
Line of credit, outstanding balance								$ 70,329
Chief Executive Officer [Member]
Short-term Debt [Line Items]
Line of credit, outstanding balance								375,000
Maturity date							May 30, 2014
Due to related parties							$ 115,000	$ 20,500		20,500	$ 21,000
Director [Member]
Short-term Debt [Line Items]
Interest rate				0.03%		12.50%
Term loan from third party financial institution						$ 2,000
Due to related parties					$ 10,000	$ 10,000
Debt instrument, Peroid					6 months	6 months
Note issued to director						$ 25,000
Interest Payable						$ 1,562
Description of debt instrument						The note shall be paid at the earlier of the Company's receipt of $50,000 in debt or equity funding or 365 days.
Common stock issued, Value										$ 20,000
Outstanding balance						$ 25,000
Cheif Executive Officer Family [Member]
Short-term Debt [Line Items]
Interest rate			0.12%					3.00%		3.00%	3.00%
Due to related parties								$ 200,000		$ 200,000	$ 200,000
Outstanding balance								$ 190,000		$ 190,000